BALANCE SHEETS (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 2,338,849	$ 3,165,940	$ 2,270,704
Prepaid expenses and other current assets	114,206	128,227	132,204
Total Current Assets	2,453,055	3,294,167	2,402,908
PROPERTY AND EQUIPMENT - NET	462,146	375,227	298,360
OTHER ASSETS
Intangible assets - net	610,241	610,029	543,540
TOTAL ASSETS	3,525,442	4,279,423	3,244,808
CURRENT LIABILITIES
Accounts payable	248,422	178,165	65,410
Accounts payable and accrued expenses- related parties	26,331	10,323	48,817
Accrued expenses	66,303	33,353	7,949
TOTAL LIABILITIES	341,056	221,841	122,176
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 authorized, No shares issued or outstanding
Common stock $0.001 par value, 100,000,000 authorized	58,408	58,382	52,618
Additional paid-in-capital	40,945,358	40,753,189	35,414,206
Accumulated deficit	(37,819,380)	(36,753,989)	(32,344,192)
TOTAL STOCKHOLDERS' EQUITY	3,184,386	4,057,582	3,122,632
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,525,442	$ 4,279,423	$ 3,244,808